Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares Class C	Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2024		$ 34,600	$ 5,900		$ 40,405,400	$ (26,337,600)	$ 14,108,300
Balance (in Shares) at Dec. 31, 2024	[1]	1,726,819	296,685
Net loss						(3,942,100)	(3,942,100)
Share-based compensation to employees		$ 200			161,500		161,700
Share-based compensation to employees (in Shares)	[1]	9,130
Share-based compensation to non-employees		$ 100			228,200		228,300
Share-based compensation to non-employees (in Shares)	[1]	9,069
Issuance of ordinary shares under the ATM program (Note 9)		$ 400			360,000		360,400
Issuance of ordinary shares under the ATM program (Note 9) (in Shares)	[1]	19,936
Balance at Jun. 30, 2025		$ 35,300	$ 5,900		41,155,100	(30,279,700)	10,916,600
Balance (in Shares) at Jun. 30, 2025	[1]	1,764,954	296,685
Balance at Dec. 31, 2025		$ 61,900	$ 2,800	$ 3,100	78,637,900	(60,633,900)	18,071,800
Balance (in Shares) at Dec. 31, 2025	[1]	3,096,344	140,499	156,186
Net loss						(6,302,500)	(6,302,500)
Share-based compensation to employees		$ 400			291,900		292,300
Share-based compensation to employees (in Shares)	[1]	19,268
Share-based compensation to non-employees		$ 100			66,700		66,800
Share-based compensation to non-employees (in Shares)	[1]	4,546
Balance at Jun. 30, 2026		$ 62,400	$ 2,800	$ 3,100	$ 78,996,500	$ (66,936,400)	$ 12,128,400
Balance (in Shares) at Jun. 30, 2026	[1]	3,120,158	140,499	156,186

[1]	The share information is presented on a retroactive basis to reflect the share consolidation effected on September 15, 2026 (Note 1).